Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2010	310,327,764	(53,056,940)	257,270,824
-Depreciation for the year	-	(17,979,750)	(17,979,750)
- -Purchase of vessels	16,121,360	-	16,121,360
Balance, December 31, 2010	326,449,124	(71,036,690)	255,412,434
-Depreciation for the year	-	(18,348,556)	(18,348,556)
- -Purchase of vessels	-	-	-
Balance, December 31, 2011	326,449,124	(89,385,246)	237,063,878
-Depreciation for the year	-	(17,385,608)	(17,385,608)
- -Sale of vessels	(19,318,073)	6,574,549	(12,743,524)
- -Purchase of vessels	-	-	-
Balance, December 31, 2012	307,131,051	(100,196,305)	206,934,746

During 2010, the Company acquired M/V “Aggeliki P” for a purchase price plus costs required to make the vessel available for use of $16,121,360. There were no purchases of vessels during 2011 and 2012.

There were no sales of vessels in 2010 or 2011. In February 2012, the Company decided to dispose of one of its vessels, M/V “Jonathan P”, which was sold in March 2012 for a gross price of $4,382,313. After sales commissions of 4%, which includes the 1% payable to our manager, and other sales expenses the Company recorded a loss of $8,568,234 from the sale of the vessel.

Vessels with a carrying value of $166.9 million are used as collateral under the Company’s loan agreements (see Note 9).